(16) DEBTS AND BORROWINGS (Details 3)	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
% of debt	100.00%	100.00%
IGP-M [Member]
Statement Line Items [Line Items]
Accumulated variation	(0.52%)	7.17%
% of debt	0.52%	0.53%
TJLP [Member]
Statement Line Items [Line Items]
Accumulated variation	7.00%	7.50%
% of debt	31.38%	31.48%
CDI [Member]
Statement Line Items [Line Items]
Accumulated variation	6.89%	13.63%
% of debt	59.49%	56.31%
Others [Member]
Statement Line Items [Line Items]
% of debt	8.60%	11.68%